SHARE CAPITAL	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [text block] [Abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

(a)	Authorized

Unlimited number of common shares without par value. All shares issued as at March 31, 2022 were fully paid.

(b)	Share-based compensation

The Company has a share-based compensation plan (the “Plan”) which consists of stock options, restricted share units (the “RSUs”) and performance share units (the “PSUs”). The Plan allows for the maximum number of common shares to be reserved for issuance on any share-based compensation to be a rolling 10% of the issued and outstanding common shares from time to time. Furthermore, no more than 3% of the reserve may be granted in the form of RSUs and PSUs.

For the year ended March 31, 2022, a total of $6.1 million (year ended March 31, 2021 - $4.3 million) in share-based compensation expense was recognized and included in the general and administrative expenses and property evaluation and business development expenses on the consolidated statements of income.

(i)	Stock options

The following is a summary of option transactions:

	Number of shares	Weighted average exercise price per share CAD$
Balance, April 1, 2020	2,423,760	$3.00
Option granted	1,127,000	7.25
Options exercised	(1,553,338)	3.02
Options cancelled	(135,004)	4.52
Balance, March 31, 2021	1,862,418	$5.45
Options exercised	(797,083)	2.98
Options cancelled	(70,000)	7.46
Balance, March 31, 2022	995,335	$7.28

The following table summarizes information about stock options outstanding as at March 31, 2022:

Exercise price in	Number of options outstanding at	Weighted average remaining contractual life	Weighted average exercise	Number of options exercisable at	Weighted average exercise price in
CAD$	March 31,2022	(Years)	price in CAD$	March 31, 2022	CAD$
$5.46	540,335	3.15	$5.46	264,335	$5.46
$9.45	455,000	3.62	$9.45	151,665	$9.45
$5.46 to $9.45	995,335	3.37	$7.28	416,000	$6.91

Subsequent to March 31, 2022, a total of 535,000 options with a life of five years were granted to directors, officers, and employees at an exercise price of CAD$3.93 per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every six months after the date of grant until fully vested.

(ii)	RSUs

The following is a summary of RSUs transactions:

	Number of shares	Weighted average grant date closing price per share $CAD
Balance, April 1, 2020	677,374	$4.94
Granted	1,021,500	6.68
Cancelled	(77,166)	5.82
Distributed	(372,372)	5.05
Balance, March 31, 2021	1,249,336	$6.28
Granted	1,000,000	6.40
Cancelled	(46,999)	6.63
Distributed	(566,172)	5.90
Balance, March 31, 2022	1,636,165	$6.47

During the year ended March 31, 2022, a total of 1,000,000 RSUs were granted to directors, officers, and employees of the Company at grant date closing price of CAD$6.40 per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2022, a total of 961,000 RSUs were granted to directors, officers, and employees of the Company at grant date closing price of CAD$3.93 per share subject to a vesting schedule over a three- year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2022, a total of 137,876 RSUs were distributed, and a total of 1,667 RSUs were cancelled.

(c)	Cash dividends declared

During the year ended March 31, 2022, dividends of $4.4 million (year ended March 31, 2021 - $4.4 million) were declared and paid.

(d)	Normal course issuer bid

On August 25, 2021, the Company announced a normal course issuer bid (“NCIB”) which allows it to acquire up to 7,054,000 of its own common shares until August 26, 2022. The Company did not acquire any its own common shares during the year ended March 31, 2022

Subsequent to March 31, 2022, the Company acquired a total of 100,000 common shares at a cost of $0.3 million under the NCIB program.

(e)	Earnings per share (basic and diluted)

	For the years ended March 31,
		2022			2021
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$30,634			$46,376
Basic earnings per share	30,634	176,534,501	$0.17	46,376	174,868,256	$0.27
Effect of dilutive securities:
Stock options and RSUs		1,789,467			2,205,748
Diluted earnings per share	$30,634	178,323,968	$0.17	$46,376	177,074,004	$0.26

Anti-dilutive options that are not included in the diluted EPS calculation were 995,335 for the year ended March 31, 2022 (year ended March 31, 2021 – 490,000).